Cover	Dec. 22, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 21, 2023
Entity Registrant Name	BLOOM ENERGY CORPORATION
Entity File Number	001-38598
Entity Tax Identification Number	77-0565408
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	95134
Entity Address, State or Province	CA
Entity Address, City or Town	San Jose,
Entity Address, Address Line One	4353 North First Street,
Local Phone Number	543-1500
City Area Code	(408)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	BE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001664703